UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-8747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0400

Date of Fiscal Year End:   12/31

Date of Reporting Period:  3/31/12

Item 1. Schedule of Investments

DIVIDEND AND INCOME FUND*
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2012
(Unaudited)

Shares		Cost	Value

	COMMON STOCKS (88.88%)
	Aircraft Engines & Engine Parts (0.84%)
10,000	United Technologies Corp.	$727,426	$829,400

	Beverages (1.80%)
15,000	Coca-Cola Company	835,675	1,110,150
10,000	PepsiCo, Inc.	529,400	663,500
		1,365,075	1,773,650

	Biological Products (0.84%)
12,100	Amgen Inc.	783,805	822,679

	Cable & Other Pay Television Services (0.82%)
21,400	Time Warner Inc.	781,678	807,850

	Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties (0.93%)
17,100	H.J. Heinz Company	885,684	915,705

	Cigarettes (1.84%)
30,000	Altria Group, Inc.	634,550	926,100
10,000	Philip Morris International, Inc.	485,376	886,100
		1,119,926	1,812,200

	Computer & Office Equipment (1.03%)
25,000	Hewlett-Packard Company	1,088,505	595,750
2,000	International Business Machines Corporation	258,964	417,300
		1,347,469	1,013,050

	Computer Communications Equipment (0.89%)
41300	Cisco Systems, Inc.	783,771	873,495

	Construction, Mining & Materials Handling Machinery & Equipment (0.86%)
13500	Dover Corp.	781,673	849,690

	Converted Paper & Paperboard Products (0.94%)
12500	Kimberly-Clark Corp.	890,751	923,625

	Crude Petroleum & Natural Gas (0.79%)
8,160	Occidental Petroleum Corporation	527,752	777,077

	Deep Sea Foreign Transportation of Freight (0.88%)
50,000	Seaspan Corp.	347,030	867,000

	Dolls & Stuffed Toys (0.85%)
25,000	Mattel, Inc.	610,742	841,500

	Electric Services (4.58%)
11,000	Entergy Corp.	693,431	739,200
18,600	First Energy Corp.	785,714	847,974
65,000	Southern Company	2,326,432	2,920,450
		3,805,577	4,507,624

	Electromedical & Electrotherapeutic Apparatus (0.80%)
20,200	Medtronic, Inc.	788,000	791,638

	Electronic & Other Electrical Equipment (4.15%)
20,000	Emerson Electric Company	747,590	1,043,600
111,900	General Electric Company	1,949,675	2,245,833
39,300	Koninklijke Philips Electronics N.V.	783,100	799,755
		3,480,365	4,089,188

	Electronic & Other Services Combined (1.52%)
17,000	Exelon Corp.	715,134	666,570
19,100	PG&E Corp.	784,489	829,131
		1,499,623	1,495,701

	Fire, Marine & Casualty Insurance (1.49%)
20,000	Ace Ltd.	829,324	1,464,000

	Food & Kindred Products (1.24%)
25,000	Campbell Soup Co.	783,645	846,250
10,000	Kraft Foods, Inc. Class A	258,704	380,100
		1,042,349	1,226,350

	Gold & Silver Ores (2.37%)
17,900	Barrick Gold Corp.	889,694	778,292
18,000	Goldcorp Inc.	888,318	811,080
14,500	Newmont Mining Corp.	891,740	743,415
		2,669,752	2,332,787
	Grain Mill Products (0.85%)
15,600	Kellogg Company	790,809	836,628

	Investment Advice (0.54%)
20,000	Invesco Ltd.	437,950	533,400

	Life Insurance (1.52%)
40,000	MetLife, Inc.	699,693	1,494,000

	Malt Beverages (0.73%)
16,000	Molson Coors Brewing Company	707,427	724,000

	Measuring & Controlling Devices, NEC (0.87%)
10,700	Rockwell Automation, Inc.	780,522	852,790

	Miscellaneous Business Credit Institution (1.00%)
39,355	Solar Capital Ltd.	754,269	868,565
46,169	Star Asia Financial Ltd. (a)	686,145	117,615
		1,440,414	986,180

	Miscellaneous Fabricated Metal Products (0.87%)
10,100	Parker-Hannifin Corp.	787,011	853,955

	Motor Vehicle Parts & Accessories (1.55%)
25,000	Honeywell International, Inc.	889,529	1,526,250

	Motor Vehicles & Passenger Car Bodies (0.93%)
19,600	PACCAR Inc.	788,028	917,868

	National Commercial Banks (1.72%)
36,800	JPMorgan Chase & Co.	774,303	1,692,064

	Paints, Varnishes, Lacquers, Enamels & Allied Products (0.97%)
10,000	PPG Industries, Inc.	657,378	958,000

	Perfumes, Cosmetics & Other Preparations (0.98%)
50,000	Avon Products, Inc.	1,596,424	968,000

	Petroleum Refining (2.51%)
7,200	Chevron Corp.	782,448	772,128
11,000	ConocoPhillips	731,803	836,110
10,000	Exxon Mobil Corp.	738,274	867,300
		2,252,525	2,475,538

	Pharmaceutical Preparations (10.40%)
30,000	Abbott Laboratories	1,522,047	1,838,700
55,000	Bristol-Myers Squibb Company	1,241,872	1,856,250
23,100	Johnson & Johnson	1,492,730	1,523,676
40,300	Merck & Company, Inc.	1,463,305	1,547,520
116,200	Pfizer Inc.	1,997,252	2,633,092
21,900	Sanofi	787,206	848,625
		8,504,412	10,247,863

	Plastic Materials, Resins & Nonvulcanelastomers (1.78%)
20,000	E.I. du Pont de Nemours and Company	751,716	1,058,000
20,000	Dow Chemical Company	580,754	692,800
		1,332,470	1,750,800

	Pumps & Pumping Equipment (0.90%)
38,600	ITT Corp.	785,425	885,484

	Radio & TV Communications Equipment (1.33%)
115,000	Nokia Corp.	715,012	631,350
10,000	QUALCOMM, Inc.	383,189	680,200
		1,098,201	1,311,550

	Radio Telephone Communications (0.56%)
20,000	Vodafone Group PLC ADR	453,234	553,400

	Railroads, Line-Haul Operating (0.74%)
34,100	CSX Corp.	785,517	733,832

	Real Estate Investment Trust (3.09%)
53,400	Annaly Capital Management, Inc.	922,335	844,788
61,000	Invesco Mortgage Capital Inc.	996,977	1,076,650
150,000	MFA Financial, Inc.	1,201,341	1,120,500
		3,120,653	3,041,938

	Refuse Systems (0.53%)
15,000	Waste Management, Inc.	532,822	524,400

	Retail - Eating Places (0.90%)
9,000	McDonald's Corp.	888,124	882,900

	Retail - Grocery Stores (0.79%)
32,300	The Kroger Co.	782,471	782,629

	Retail - Miscellaneous Shopping Goods Stores (0.87%)
53,200	Staples, Inc.	783,945	860,776

	Retail - Variety Stores (0.95%)
16,000	Target Corp.	660,150	932,320

	Retail - Women's Clothing Stores (2.63%)
54,000	Limited Brands, Inc.	475,950	2,592,000

	Savings Institution, Federally Chartered (0.81%)
60,000	People's United Financial, Inc.	826,108	794,400

	Security & Commodity Brokers, Dealers, Exchanges & Services (0.46%)
15,000	NYSE Euronext	372,671	450,150

	Semiconductors & Related Devices (5.35%)
23,000	Analog Devices, Inc.	726,742	929,200
71,100	Intel Corp.	1,584,801	1,998,621
35,000	Microchip Technology, Inc.	998,144	1,302,000
127,300	STMicroelectronics N.V.	786,574	1,042,587
		4,096,261	5,272,408

	Services - Business Services (1.82%)
40,000	Lender Processing Services, Inc.	733,684	1,040,000
42,900	The Western Union Company	785,465	755,040
		1,519,149	1,795,040

	Services - Engineering, Accounting, Research, Management (0.31%)
10,000	Paychex, Inc.	309,491	309,900

	Services - Miscellaneous Repair Services (0.13%)
756	Aquilex Holdings LLC Units (a) (b)	496,372	124,066

	Services - Prepackaged Software (0.98%)
30,000	Microsoft Corp.	900,672	967,500

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics (0.82%)
12,000	The Procter & Gamble Company	739,290	806,520

	Specialty Cleaning, Polishing and Sanitation Preparations (0.82%)
11,700	Clorox Co.	788,186	804,375

	Surgical & Medical Instruments & Apparatus (3.61%)
20,000	3M Company	1,133,436	1,784,200
15,700	Baxter International Inc.	785,058	938,546
10,700	Becton, Dickinson and Company	782,308	830,855
		2,700,802	3,553,601

	Telephone Communications (2.78%)
45,000	AT&T, Inc.	1,672,513	1,405,350
35,000	Verizon Communications, Inc.	1,206,032	1,338,050
		2,878,545	2,743,400

	Water Transportation (1.02%)
23,800	Carnival Corp.	785,476	763,504
15,000	Nordic American Tankers Limited	448,115	238,200
		1,233,591	1,001,704

	Total common stocks	74,734,297	87,555,838

Principal
Amount
	Corporate Bonds and Notes (29.45%)
	Accident & Health Insurance (0.55%)
500,000	CNO Financial Group, Inc. 9%, 1/15/18	506,509	542,500

	Auto/Truck Parts & Equipment - Orig (0.51%)
460,000	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (c)	466,167	501,400

	Cable & Other Pay Television Services (1.33%)
500,000	CCO Holdings LLC, 7%, 1/15/19	499,601	532,500
750,000	Mediacom Broadband LLC, 8.50%, 10/15/15	756,817	776,250
		1,256,418	1,308,750

	Cable/Satellite TV (1.10%)
1,000,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (c)	1,010,697	1,078,750

	Cogeneration Services & Small Power Producers (0.49%)
450,000	Covanta Holding Corp., 7.25%, 12/1/20	457,441	486,387

	Converted Paper & Paperboard Products (1.06%)
1,000,000	Appleton Papers, Inc., 10.50%, 6/15/15 (c)	996,858	1,042,500

	Crude Petroleum & Natural Gas (0.27%)
250,000	Plains Exploration & Productions Company, 7.625%, 6/1/18	250,622	266,875

	Drawing & Insulating of Nonferrous Wire (0.53%)
500,000	Belden, Inc., 7%, 3/15/17	484,409	518,125

	Drilling Oil & Gas Wells (0.56%)
500,000	Offshore Group Investments Ltd., 11.50%, 8/1/15 (c)	500,756	552,500

	Electric - Integrated (0.45%)
400,000	North American Energy Alliance LLC, 10.875%, 6/1/16 (c)	408,200	443,000

	Electric Services (1.11%)
650,000	Edison Mission Energy, 7.00%, 5/15/17	650,780	412,750
664,001	Elwood Energy LLC, 8.159%, 7/5/26	701,811	678,941
		1,352,591	1,091,691

	Fats & Oils (0.57%)
500,000	Darling International Inc., 8.50%, 12/15/18	519,385	560,000

	Hospital & Medical Service Plans (0.27%)
250,000	Health Net, Inc., 6.375%, 6/1/17	236,590	268,750

	Ice Cream & Frozen Desserts (0.56%)
500,000	Dean Foods Company, 9.75%, 12/15/18	505,075	555,625

	Machine Tools, Metal Cutting Types (0.44%)
425,000	Thermadyne Holdings Corp., 9%, 12/15/17 (c)	427,599	437,750

	Metal Forgings & Stampings (0.19%)
170,000	Trimas Corp., 9.75%, 12/15/17 (c)	167,237	188,700

	Miscellaneous Business Credit Institution (0.52%)
500,000	PHH Corp., 9.25%, 3/1/16 (c)	505,715	510,625

	Miscellaneous Electrical Machinery, Equipment & Supplies (0.32%)
55,000	Exide Technologies, 8.625%, 2/1/18	55,000	46,338
240,000	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (c)	244,744	271,800
		299,744	318,138

	Miscellaneous Fabricated Metal Products (1.05%)
1,000,000	WireCo WorldGroup, 9.50%, 5/15/17 (c)	977,006	1,037,500

	Mortgage Banks (0.50%)
500,000	Provident Funding Associates, 10.25%, 4/15/17 (c)	500,000	488,750

	Natural Gas Transmission (1.41%)
500,000	Energy Transfer Equity LP, 7.50%, 10/15/20	513,565	557,500
500,000	Niska Gas Storage US LLC, 8.875%, 3/15/18 (c)	509,944	472,500
350,000	Southern Star Central Corp., 6.75%, 3/1/16	327,804	357,000
		1,351,313	1,387,000

	Oil & Gas Field Exploration Services (0.53%)
500,000	CGG-Veritas, 7.75%, 5/15/17	510,218	522,500

	Paper Mills (0.60%)
517,000	Abitibibowater Inc., 10.25%, 10/15/18 (c)	523,268	595,842

	Papers & Allied Products (0.51%)
500,000	Cascades, Inc., 7.75%, 12/15/17	491,786	502,500

	Paper & Related Products (0.28%)
250,000	PE Paper Escrow, 12%, 8/1/14 (c)	243,186	272,500

	Personal Credit Institutions (0.82%)
740,000	Credit Acceptance Corp., 9.125%, 2/1/17 (c)	756,980	802,900

	Petroleum Refining (0.53%)
272,000	Coffeyville Resources LLC, 9%, 4/1/15 (c)	275,095	292,400
200,000	Coffeyville Resources LLC, 10.875%, 4/1/17 (c)	199,376	226,000
		474,471	518,400

	Pharmaceutical Preparations (0.88%)
1,000,000	Patheon, Inc., 8.625%, 4/15/17 (c)	1,021,658	865,000

	Racetracks (0.39%)
360,000	Yonkers Racing Corp., 11.375%, 7/15/16 (c)	358,790	387,900

	Radio & TV Broadcasting & Communications Equipment (0.54%)
500,000	CommScope, Inc., 8.25%, 1/15/19	510,231	535,000

	Retail - Convenience Stores (0.56%)
500,000	Susser Holdings L.L.C., 8.50%, 5/15/16	506,608	551,250

	Retail - Miscellaneous Retail (0.23%)
250,000	Ferrellgas Partners, L.P., 6.50%, 5/1/21	245,292	226,875

	Security Brokers, Dealers & Flotation Companies (0.32%)
750,000	Penson Worldwide, Inc., 12.50%, 5/15/17 (c)	757,913	315,000

	Semiconductors & Related Devices (0.28%)
250,000	Advanced Micro Devices, 7.75%, 8/1/20	257,942	276,250

	Services - Business Services, NEC (0.44%)
500,000	DynCorp International, Inc. 10.375%, 7/1/17 (c)	501,842	436,875

	Services - Equipment Rental & Leasing, NEC (0.57%)
500,000	Aircastle Ltd., 9.75%, 8/1/18	502,868	560,000

	Services - Miscellaneous Amusement & Recreation (0.86%)
750,000	Cedar Fair LP, 9.125%, 8/1/18 (c)	753,503	845,625

	Services - Miscellaneous Equipment Rental & Leasing (0.71%)
675,000	H&E Equipment Services, Inc., 8.375%, 7/15/16	680,159	698,625

	Services - Motion Picture Theaters (0.11%)
95,000	Regal Entertainment Group, 9.125%, 8/15/18	96,100	104,500

	Services - Prepackaged Software (0.45%)
400,000	Scientific Games International, Inc., 9.25%, 6/15/19	428,599	445,000

	Special Industry Machinery (0.55%)
500,000	Novelis, Inc., 8.375%, 12/15/17	505,473	545,000

	Steel Pipes & Tubes (0.32%)
300,000	Atkore International Inc., 9.875%, 1/1/18	306,082	315,750

	Steel Works, Blast Furnaces & Rolling & Finishing Mills (0.88%)
840,000	Gibraltar Industries, Inc., 8%, 12/1/15	840,695	865,200

	Telephone Communications (1.51%)
1,000,000	Cincinnati Bell, Inc., 8.75%, 3/15/18	1,008,206	938,750
500,000	Equinix, Inc., 8.125%, 3/1/18	508,830	552,500
		1,517,036	1,491,250

	Textile - Home Furnishings (0.05%)
50,000	Empire Today LLC, 11.375%, 2/1/17	49,530	49,625

	Transportation - Marine (0.43%)
400,000	Marquette Transportation Company, 10.875%, 1/15/17 (c)	401,416	423,500

	Water Transportation (1.69%)
679,000	American Petroleum Tankers LLC, 10.25%, 5/1/15 (c)	669,645	713,799
900,000	Hornbeck Offshore Services, Inc., 8%, 9/1/17	906,416	949,500
		1,576,061	1,663,299

	Wholesale - Electronic Parts & Equipment, NEC (0.32%)
300,000	Brightstar Corp., 9.50%, 12/1/16 (c)	300,000	313,500

	Wholesale - Petroleum & Petroleum Products (0.30%)
275,000	Crosstex Energy LP, 8.875%, 2/15/18	275,531	293,562

	Total corporate bonds and notes	28,573,570	29,008,544

	INVESTEMENT COMPANIES (2.43%)
Shares	Exchange Traded Fund (2.43%)
15,000	iShares Dow Jones Select Dividend Index	699,712	839,400
65,000	SPDR S&P 500 ETF Trust	871,731	1,550,250
		1,571,443	2,389,650

	MASTER LIMITED PARTNERSHIPS (2.88%)
	Natural Gas Transmission (2.88%)
39,000	Energy Transfer Partners LP	1,979,798	1,829,490
20,000	Enterprise Products Partners LP	374,214	1,009,400
		2,354,012	2,838,890

	PREFERRED STOCK (0%)
	Financial (0.01%)
80,000	Solar Cayman Ltd. (a) (b) (c)	568,802	2,000

	Total investments (123.64%)	$107,802,124	121,794,922

	Bank line of credit (-24.87%) (d)		(24,500,000)
	Other assets in excess of other liabilities (1.23%)		1,212,405

	Net assets (100.00%)		$98,507,327

* On May 14, 2012, Dividend and Income Fund (the “Trust”) completed its reorganization into a Delaware statutory trust (the “Reorganization”). The Trust is the successor to Dividend and Income Fund, Inc. (the “Fund”), a Maryland corporation. As a result of the Reorganization, former shareholders of the Fund now own shares of the Trust that are equal in number and in value to the shares of the Fund they held at the close of business on May 11, 2012. The Trust did not issue certificates representing the Trust shares issued in the Reorganization. The Reorganization had previously been approved by shareholders at the Fund’s Annual Meeting of Shareholders on April 24, 2012.

(a)	Illiquid and/or restricted security that has been fair valued.

(b)	Non-income producing.

(c)
These securities are exempt from registration under Rule 144A of the Securities  Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Borrowings under the line of credit are secured by a perfected security interest on all of the the Fund's portfolio of investments.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

Notes to Schedule of Portfolio Investments (Unaudited)

Security Valuation
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Certain of the securities in which the Fund may invest are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities.  Bonds may be valued according to prices quoted by a bond dealer that offers pricing services.  Open end investment companies are valued at their net asset value.  Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by Bexil Advisers LLC, the Fund’s Investment Manager, under the direction of or pursuant to procedures established by the Fund’s Board of Directors, called “fair value pricing.”  Due to the inherent uncertainty of valuation, these values may differ from the value that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock). Securities traded on a national securities exchange or reported on the Nasdaq national market generally are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is place on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities. Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments. Listed derivatives, such as equity option contracts, may be valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The flowing is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments at value
Common stock	$87,314,157	$-	$241,681	$87,555,838
Corporate bonds and notes	-	29,008,544	-	29,008,544
Investment companies	2,389,650	-	-	2,389,650
Master limited partnerships	2,838,890	-	-	2,838,890
Preferred stock	-	-	2,000	2,000
Total investments, at value	$92,542,697	$29,008,544	$243,681	$121,794,922

There were no transfers between level 1 and level 2 during the three months ended March 31, 2012.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common	Preferred
	Stocks	Stocks	Total
Balance at December 31, 2011	$116,808	$2,000	$118,808
Purchases or sales	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation	873	-	873
Transfers in or out of level 3	124,000	-	124,000
Balance at March 31, 2012	$241,681	$2,000	$243,681

Cost for Federal Income Tax Purposes
At March 31, 2012, for federal income tax purposes the aggregate cost of securities was $107,802,124 and net unrealized appreciation was $13,992,798, comprised of gross unrealized appreciation of $19,107,003 and gross unrealized depreciation of $5,114,205.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at March 31, 2012, were as follows:

	Acquisition
	Date	Cost	Value

Aquilex Holdings LLC Units	12/23/09	$496,372	$124,066
Star Asia Financial Ltd.	2/22/07	686,145	117,615
Solar Cayman Ltd.	3/7/07	568,802	2,000
		$1,751,319	$243,681
Percent of net assets		1.78%	0.25%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 29, 2012

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 29, 2012

EXHIBIT INDEX

(a) Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)